Jody M. Walker
                            Attorney At Law
                        7841 South Garfield Way
                          Centennial, CO 80122
303-850-7637 telephone  jmwalker85@earthlink.net 303-482-2731 facsimile

March 28, 2011

Division of Corporation Finance
Securities and Exchange Commission
100 F. Street N.E.
Washington, D.C. 20549

Re: Original Source Entertainment, Inc.
    Registration Statement on Form S-1
    Filed October 4, 2010
    File No. 333-169732

Gentlemen:

We have reviewed the Securities and Exchange Commission's comment letter dated March 15, 2011, and have provided the following responses.

Prospectus Summary, page 7

1. We note your revised disclosure on pages 7 and 20 in response to prior comment 7. Please tell us the names of your current customers referenced on page 20, which include three major television networks, a production company and an independent film maker, and the portion of your revenues generated by each. Please also specify if your current customers are the television networks themselves or are local affiliates of such television networks. To the extent you reference any customers by name in your prospectus, consider whether they are representative of your customers generally and disclose the portion of your revenues generated by any such customer. In this regard, please remove the references to any named television networks who are not current customers.

We have updated our disclosure on page 20 to accurately account for our clients and the portion of our revenues attributable to each client. We have removed any reference to companies who are of the class of customer we would like to acquire but who are not currently our customers:

We contract with artists of all musical genres who own the publishing rights to their songs. We expect to sell the songs to television companies that produce shows for major television networks. We have signed contracts with approximately 217 artist/composers. The contracts give the registrant non-exclusive licensing rights and publishing rights in perpetuity. The artists retain writer's rights and are given exposure to television and film through the registrant's catalog.

Artists are referred to the registrant through advertisement, A&R companies, and referrals from friends, registrant signed artists, and other music industry acquaintances

Current customers include the CBS, NBC and Warner Bros. television networks in Los Angeles, California (the home networks, not the local affiliates). Warner Bros. generates approximately 90% of our revenues, NBC generates approximately 5% of our revenues, and CBS generates approximately 5% of our revenues. A major production company whose name is proprietary has assisted in placing our music in these major networks and their efforts account for approximately 80% of the revenue received from those major networks. An independent film maker whose name is also proprietary has generated no revenues for us at this time, but has accounts payable currently due to us in the amount of $2,000. These stated figures include the royalties generated through public airing of productions containing our music which are paid through the performing rights organizations discussed in this prospectus. Our target customer includes all other major and minor television networks, production companies and film makers. We intend to reach such customer bases through marketing, advertising, and direct sales calls.

Risk Factors

2. We cannot offer any assurance as to our future financial results, page 9

2. Please update your disclosure to identify the deficit for the fiscal year ended December 31, 2010.

Disclosure has been updated to show the most up to date financial information as of the end of the last fiscal year:

We have not received substantial income from operations to date and future financial results are uncertain. We cannot assure you that the registrant can operate in a profitable manner. We have a retained deficit of $(8,823) as of December 31, 2010. Even if we obtain future revenues sufficient to expand operations, increased production or marketing expenses could adversely affect our ability to operate in a profitable manner.

12. Our officers and directors have other business activities and will only ..., page 12.

3. The disclosure in this risk factor regarding the number of hours per week that Ms. Walker will work for you does not appear to be consistent with the disclosure on page 30. Please clarify.

This disclosure has been changed to reflect the actual number of hours being worked by Ms. Walker (20-30):

Until completion of the offering, Ms. Walker will
provide up to twenty hours per week depending on the
needs of the registrant.   Thereafter, she will be
providing up to thirty hours per week to the registrant depending on the needs of the registrant. Such duties include planning, marketing, promotion, accounting, customer service, artist relations, and other company activities.

Growth Strategy, page 22

4. Please disclose how becoming more established in the source music niche will help you gain access to the cues and transitional music and television programming transitions market.

This disclosure has been updated to show that our access to the cues and transitional music market is dependent on how well known we are in the business. Once more television producers know of our work and use our services in their productions, it will be easier to also get their business for our services in providing cues and transitional music:

We will be focusing on the addition of cues and transitional music for commercials and television programming transitions, something its major competitors do not seem to do at present. Cues and transitional music is instrumental music that is played when commercials segue into and out of a program.
Television programming transitions are the programming that transitions one show into another show or into or out of a commercial. By becoming more established in the source music niche, our company will be well known by key decision makers in the purchasing and licensing departments employed by our customers. By fostering such relationships and because we have established vendor accounts with our customers, theses decision makers may readily approve potential licenses in other areas of music placement such as cues and transitional music. Once we gain access to this market, our sales force will begin to target potential customers such as news programs, weather programs, and advertising agencies.

Use of Proceeds, page 25

5. We note your response to our prior comment 15 and have the following comment. You disclose that if you are unable to raise the funds needed, Ms. Walker has verbally agreed to lend you the necessary funds to move forward with marketing and promotion activities and that such loans will be provided "as her personal budget allows, considering each marketing or promotional activity individually." Please explain in greater detail what this means. Please disclose if there is a maximum amount that Ms. Walker is willing and able to loan to you. Please disclose whether Ms. Walker will make loans to you only on a project-by-project basis and, if so, disclose the relevant factors that will be considered in determining whether or not to make such loans. Finally, please add a risk factor describing the risks associated with your potential dependence on Ms. Walker for liquidity purposes.

Is there a maximum amount that she is willing to loan, and what are the factors needed in making that determination?

The disclosure has been updated to show the amounts that Ms.
Walker is willing to provide, as well as the factors taken into account when determining which projects to fund:

In the event we are not successful in selling a portion of the securities to raise at least $75,000, we would give priority to allocating capital to complete everything necessary to be ready to meet our SEC reporting requirements. Any remaining capital would be used to fund our working capital needs. If we are unable to raise the funds needed, Ms. Walker, an officer and director has verbally agreed to lend the necessary funds to move forward with the marketing and promotion. These monies shall be provided as her personal budget allows. These loans shall be without interest and shall have no specific repayment date.
Any amounts loaned with be repaid when revenues allow, if ever. Ms. Walker has privately funded the business thus far. There has not been an established maximum that Ms. Walker is willing and able to loan. Loans to the company funded by Ms. Walker will be given on a project-by-project basis. Relevant factors considered in loan determination include cost of the project, potential impact of the project on sales, and ability to fund the project.

A risk factor has been added concerning the potential dependence on Ms. Walker for liquidity purposes:

21.	Should we have troubles raising the appropriate capital to
continue operations, our ability to complete projects will be dependent upon a verbal lending agreement with Ms. Walker, and will be limited by her personal budget.

If we are unable to raise sufficient capital to continue operations, we have a verbal agreement with Ms. Walker that states that she will lend the company funds out of her personal budget to fund projects that she deems necessary, as determined on a project-by-project basis. As a result, we cannot guarantee that Ms. Walker will approve of or have the ability to fund any proposed project.

Thank you for your time and consideration in this matter. Please do not hesitate to contact me if you have any questions regarding the above.

Very truly yours,


/s/Jody M. Walker
--------------------------
Jody M. Walker
Attorney At Law